Mortgage Core Fund
Portfolio of Investments
March 31, 2025 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—95.7%
	Federal Home Loan Mortgage Corporation—28.7%
$ 25,850,612	2.000%, 4/1/2036	$ 23,604,005
11,967,313	2.000%, 5/1/2036	10,904,827
29,392,645	2.000%, 11/1/2036	26,691,247
42,985,673	2.000%, 5/1/2050	34,453,348
6,666,540	2.000%, 8/1/2050	5,343,283
7,408,711	2.000%, 8/1/2050	5,975,182
41,315,991	2.000%, 9/1/2050	33,257,108
4,230,641	2.000%, 12/1/2050	3,367,094
21,040,161	2.000%, 12/1/2050	16,830,976
20,951,367	2.000%, 1/1/2051	16,759,946
61,711,840	2.000%, 3/1/2051	49,366,090
37,803,151	2.000%, 4/1/2051	30,193,195
25,464,748	2.000%, 5/1/2051	20,338,572
19,868,694	2.000%, 5/1/2051	15,869,030
83,215,684	2.000%, 1/1/2052	66,463,967
43,802,432	2.000%, 1/1/2052	35,436,505
20,748,713	2.000%, 1/1/2052	16,532,994
34,789,395	2.500%, 12/1/2035	32,381,725
19,721,152	2.500%, 4/1/2037	18,424,102
16,769,647	2.500%, 5/1/2050	13,953,239
6,744,852	2.500%, 8/1/2050	5,706,925
5,693,239	2.500%, 9/1/2050	4,788,673
59,263,154	2.500%, 10/1/2051	49,810,130
12,469,795	2.500%, 10/1/2051	10,402,811
38,734,313	2.500%, 11/1/2051	32,725,292
13,701,043	2.500%, 12/1/2051	11,575,541
39,536,422	2.500%, 12/1/2051	33,180,574
31,059,130	2.500%, 12/1/2051	25,842,849
62,460,418	2.500%, 1/1/2052	52,751,146
12,212,235	2.500%, 3/1/2052	10,348,229
8,985,722	2.500%, 4/1/2052	7,541,184
16,181,722	2.500%, 4/1/2052	13,580,360
22,207,260	2.500%, 5/1/2052	18,755,213
10,124,345	2.500%, 5/1/2052	8,496,762
32,747,037	2.500%, 5/1/2052	27,318,911
14,447,487	2.500%, 5/1/2052	12,174,582
386,429	3.000%, 6/1/2045	344,941
514,484	3.000%, 5/1/2046	459,409
10,482,159	3.000%, 10/1/2050	9,111,104
9,268,645	3.000%, 11/1/2050	8,056,316
7,090,216	3.000%, 11/1/2051	6,233,726
24,266,781	3.000%, 1/1/2052	21,130,630
25,145,328	3.000%, 2/1/2052	21,840,631
33,816,919	3.000%, 6/1/2052	29,517,876
27,015,557	3.000%, 8/1/2052	23,650,799

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 18,231,199	3.000%, 9/1/2052	$ 15,875,064
7,502	3.500%, 6/1/2026	7,455
29,929	3.500%, 6/1/2026	29,723
14,453	3.500%, 7/1/2026	14,337
23,556,773	3.500%, 12/1/2047	21,590,256
6,785,662	3.500%, 5/1/2051	6,123,772
22,804,552	3.500%, 2/1/2052	20,694,164
3,193,308	3.500%, 3/1/2052	2,927,729
66,006,114	3.500%, 5/1/2052	59,629,600
17,962,604	3.500%, 6/1/2052	16,463,088
5,448,812	3.500%, 7/1/2052	4,973,513
8,397	4.000%, 5/1/2026	8,352
117,031	4.000%, 5/1/2026	116,399
562,115	4.000%, 12/1/2040	541,511
8,783,756	4.000%, 4/1/2052	8,299,101
3,533,988	4.000%, 4/1/2052	3,342,308
27,009,102	4.000%, 6/1/2052	25,189,667
20,742,850	4.000%, 7/1/2052	19,364,979
1,596,734	4.000%, 7/1/2052	1,503,643
14,882,290	4.000%, 8/1/2052	13,893,715
61,230,226	4.000%, 9/1/2052	57,182,063
13,198,845	4.000%, 10/1/2052	12,341,687
52,066,977	4.000%, 10/1/2052	48,689,715
281	4.500%, 6/1/2025	280
25,913,126	4.500%, 10/1/2037	25,721,838
8,760,430	4.500%, 5/1/2052	8,464,454
8,371,631	4.500%, 9/1/2052	8,042,224
5,621,851	4.500%, 10/1/2052	5,400,642
16,490,685	4.500%, 12/1/2052	15,816,041
26,918,933	4.500%, 1/1/2053	25,809,252
26,839,474	4.500%, 2/1/2053	25,733,068
13,420,364	4.500%, 3/1/2053	12,862,941
539,829	5.000%, 1/1/2034	545,756
184,531	5.000%, 5/1/2034	186,501
655	5.000%, 11/1/2035	663
226,959	5.000%, 4/1/2036	229,796
301	5.000%, 4/1/2036	304
3,050	5.000%, 4/1/2036	3,086
53,213	5.000%, 4/1/2036	53,881
63,693	5.000%, 5/1/2036	64,470
38,028	5.000%, 6/1/2036	38,505
63,083	5.000%, 6/1/2036	63,853
224,784	5.000%, 12/1/2037	227,500
33,322	5.000%, 5/1/2038	33,725
22,343	5.000%, 6/1/2038	22,624
40,409	5.000%, 9/1/2038	40,919
36,968	5.000%, 2/1/2039	37,438
33,921	5.000%, 6/1/2039	34,354
1,098,039	5.000%, 10/1/2039	1,112,326
102,200	5.000%, 2/1/2040	103,545

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 176,965	5.000%, 8/1/2040	$ 179,335
30,501,238	5.000%, 10/1/2052	30,063,359
17,942,609	5.000%, 3/1/2053	17,707,451
14,960,248	5.000%, 10/1/2054	14,710,415
15,101,126	5.000%, 10/1/2054	14,808,978
14,459,337	5.000%, 10/1/2054	14,180,383
26,976,451	5.000%, 11/1/2054	26,517,940
449,819	5.500%, 5/1/2034	463,957
19,196	5.500%, 3/1/2036	19,924
29,201	5.500%, 3/1/2036	30,306
9,935	5.500%, 3/1/2036	10,312
56,859	5.500%, 3/1/2036	58,886
143,102	5.500%, 6/1/2036	148,487
71,224	5.500%, 6/1/2036	73,892
23,418	5.500%, 6/1/2036	24,273
54,337	5.500%, 9/1/2037	56,500
108,595	5.500%, 9/1/2037	112,726
69,378	5.500%, 12/1/2037	71,953
8,859	5.500%, 3/1/2038	9,206
8,677,474	5.500%, 5/1/2038	8,833,936
4,074,684	5.500%, 9/1/2052	4,111,175
24,815,689	5.500%, 12/1/2052	24,875,078
20,906,996	5.500%, 3/1/2053	20,950,498
13,711,867	5.500%, 9/1/2053	13,723,257
19,716,588	5.500%, 5/1/2054	19,744,591
7,952,449	5.500%, 5/1/2054	7,967,405
2,326	6.000%, 7/1/2029	2,363
9,762	6.000%, 2/1/2032	10,108
9,571	6.000%, 5/1/2036	10,040
20,418	6.000%, 8/1/2037	21,515
164,994	6.000%, 9/1/2037	173,738
20,751,250	6.000%, 11/1/2053	21,106,484
29,910,931	6.000%, 1/1/2055	30,413,620
2,661	6.500%, 6/1/2029	2,745
1,005	6.500%, 7/1/2029	1,036
94,587	6.500%, 11/1/2036	100,313
1,082	6.500%, 4/1/2038	1,152
955	6.500%, 4/1/2038	1,017
26,267,392	6.500%, 10/1/2053	27,133,008
21,878,974	6.500%, 11/1/2053	22,579,462
4,853	7.000%, 4/1/2032	5,073
86,386	7.000%, 4/1/2032	91,320
6,823	7.000%, 9/1/2037	7,359
6,212	7.500%, 10/1/2029	6,484
3,800	7.500%, 11/1/2029	3,973
8,308	7.500%, 5/1/2031	8,818
930	8.000%, 3/1/2030	960
16,612	8.000%, 1/1/2031	17,123
20,248	8.000%, 2/1/2031	21,102
10,150	8.000%, 3/1/2031	10,554

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 103	8.500%, 9/1/2025	$ 103
2	8.500%, 9/1/2025	2
	TOTAL	1,712,126,571
	Federal National Mortgage Association—44.9%
24,158,759	2.000%, 8/1/2035	22,081,835
4,506,778	2.000%, 4/1/2036	4,115,106
24,077,284	2.000%, 5/1/2036	21,841,834
21,756,432	2.000%, 1/1/2037	19,831,644
8,078,949	2.000%, 2/1/2037	7,366,731
17,606,734	2.000%, 5/1/2050	14,111,933
38,592,139	2.000%, 7/1/2050	30,931,896
35,084,524	2.000%, 10/1/2050	28,065,697
33,219,044	2.000%, 11/1/2050	26,573,415
287,852,673	2.000%, 5/1/2051	229,906,548
34,804,709	2.000%, 5/1/2051	28,157,278
40,305,752	2.000%, 8/1/2051	32,169,338
35,592,263	2.000%, 10/1/2051	28,416,247
20,572,219	2.000%, 10/1/2051	16,482,363
27,818,839	2.000%, 10/1/2051	22,166,613
9,964,945	2.000%, 12/1/2051	8,011,892
5,397,393	2.000%, 12/1/2051	4,374,966
26,841,644	2.000%, 12/1/2051	21,387,964
6,739,647	2.000%, 1/1/2052	5,416,622
36,233,592	2.000%, 1/1/2052	28,939,596
108,005,860	2.000%, 2/1/2052	86,668,784
66,193,559	2.000%, 2/1/2052	52,868,478
22,400,323	2.000%, 2/1/2052	17,891,030
31,442,648	2.000%, 2/1/2052	25,358,738
17,823,081	2.000%, 3/1/2052	14,329,895
13,094,012	2.000%, 3/1/2052	10,584,973
10,918,868	2.000%, 3/1/2052	8,847,097
15,731,540	2.000%, 3/1/2052	12,527,834
92,773,535	2.000%, 3/1/2052	74,097,777
29,297,981	2.000%, 4/1/2052	23,409,312
29,701,443	2.500%, 9/1/2036	27,534,515
1,882,298	2.500%, 12/1/2036	1,763,794
26,658,228	2.500%, 12/1/2036	24,771,639
3,087,118	2.500%, 5/1/2037	2,879,256
7,602,759	2.500%, 6/1/2050	6,432,814
2,782,457	2.500%, 7/1/2050	2,342,977
13,392,666	2.500%, 9/1/2050	11,264,782
30,278,242	2.500%, 9/1/2050	25,344,499
31,768,929	2.500%, 10/1/2050	26,433,439
11,868,820	2.500%, 11/1/2050	9,875,490
24,619,283	2.500%, 11/1/2050	20,484,553
13,211,589	2.500%, 12/1/2050	10,992,745
19,233,617	2.500%, 2/1/2051	16,003,392
36,185,998	2.500%, 9/1/2051	30,413,995
67,761,380	2.500%, 10/1/2051	56,952,810
58,428,702	2.500%, 10/1/2051	49,072,263

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 59,440,359	2.500%, 10/1/2051	$ 49,680,442
12,009,890	2.500%, 10/1/2051	10,009,035
30,410,368	2.500%, 11/1/2051	25,303,044
46,440,591	2.500%, 12/1/2051	38,641,042
6,920,986	2.500%, 1/1/2052	5,814,862
56,532,876	2.500%, 1/1/2052	47,497,690
15,860,975	2.500%, 1/1/2052	13,286,393
20,537,685	2.500%, 1/1/2052	17,338,749
4,867,375	2.500%, 2/1/2052	4,101,631
36,348,662	2.500%, 2/1/2052	30,721,097
18,022,978	2.500%, 2/1/2052	15,187,570
2,240,260	2.500%, 2/1/2052	1,868,216
34,487,031	2.500%, 3/1/2052	28,759,707
57,211,942	2.500%, 4/1/2052	48,282,771
2,062,353	2.500%, 5/1/2052	1,719,210
27,620,858	2.500%, 5/1/2052	23,215,074
688,356	3.000%, 2/1/2032	667,763
26,197,379	3.000%, 2/1/2048	23,253,804
10,681,498	3.000%, 1/1/2051	9,284,370
107,995,947	3.000%, 5/1/2051	93,802,699
35,602,559	3.000%, 7/1/2051	30,912,406
30,094,720	3.000%, 7/1/2051	26,130,150
29,911,182	3.000%, 12/1/2051	26,157,736
5,229,834	3.000%, 1/1/2052	4,622,590
16,822,947	3.000%, 2/1/2052	14,817,039
13,269,363	3.000%, 2/1/2052	11,571,065
9,705,380	3.000%, 2/1/2052	8,421,065
8,860,232	3.000%, 3/1/2052	7,690,248
19,560,427	3.000%, 4/1/2052	17,191,436
5,429,730	3.000%, 4/1/2052	4,753,463
22,838,125	3.000%, 4/1/2052	19,972,251
10,753,416	3.000%, 5/1/2052	9,377,125
4,371,168	3.000%, 5/1/2052	3,796,692
24,271,412	3.000%, 6/1/2052	21,271,189
44,643,367	3.000%, 6/1/2052	39,041,232
17,415,443	3.000%, 6/1/2052	15,124,461
21,769,055	3.000%, 12/1/2052	18,879,170
11,371,325	3.000%, 6/1/2053	9,861,759
8,714	3.500%, 11/1/2025	8,666
13,387	3.500%, 11/1/2025	13,314
14,816	3.500%, 12/1/2025	14,729
19,987	3.500%, 1/1/2026	19,863
5,269	3.500%, 1/1/2026	5,236
7,869,243	3.500%, 9/1/2037	7,586,949
11,288,358	3.500%, 6/1/2051	10,187,265
41,155,998	3.500%, 3/1/2052	37,823,189
13,968,408	3.500%, 5/1/2052	12,618,991
18,789,736	3.500%, 5/1/2052	16,980,427
40,806,406	3.500%, 6/1/2052	37,068,339
15,760,656	3.500%, 6/1/2052	14,356,304

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 34,101,372	3.500%, 7/1/2052	$ 31,052,116
9,152,044	3.500%, 1/1/2053	8,330,832
11,102	4.000%, 12/1/2025	11,051
33,264	4.000%, 7/1/2026	33,081
21,606,835	4.000%, 11/1/2037	21,105,779
5,712,467	4.000%, 10/1/2051	5,329,439
23,380,689	4.000%, 7/1/2052	21,827,597
19,671,463	4.000%, 7/1/2052	18,524,591
17,289,794	4.000%, 9/1/2052	16,238,552
24,159,633	4.000%, 4/1/2053	22,575,561
24,983,463	4.000%, 5/1/2053	23,431,256
69,747	4.500%, 2/1/2039	69,100
404,882	4.500%, 5/1/2040	400,643
111,735	4.500%, 11/1/2040	110,544
6,562,210	4.500%, 8/1/2052	6,304,000
5,069,621	4.500%, 8/1/2052	4,856,516
15,036,464	4.500%, 10/1/2052	14,485,218
23,349,068	4.500%, 11/1/2052	22,430,326
4,259,380	4.500%, 11/1/2052	4,093,112
19,546,295	4.500%, 2/1/2053	18,795,510
10,572,339	4.500%, 7/1/2053	10,159,642
737,813	5.000%, 2/1/2036	746,985
431,048	5.000%, 7/1/2040	436,769
465,540	5.000%, 10/1/2041	471,820
32,754,410	5.000%, 8/1/2052	32,355,835
14,057,950	5.000%, 11/1/2052	13,864,919
22,484,428	5.000%, 2/1/2053	22,070,296
17,820,128	5.000%, 4/1/2054	17,575,438
13,857,537	5.000%, 10/1/2054	13,589,448
7,244,215	5.000%, 12/1/2054	7,121,087
9,094,102	5.000%, 1/1/2055	8,922,054
11,491,769	5.000%, 1/1/2055	11,274,361
17,719	5.500%, 1/1/2032	18,218
8,450	5.500%, 1/1/2032	8,680
183,665	5.500%, 9/1/2034	189,815
478,390	5.500%, 12/1/2034	494,622
14,453	5.500%, 4/1/2035	14,917
68,678	5.500%, 1/1/2036	71,214
37,584	5.500%, 3/1/2036	38,982
151,135	5.500%, 4/1/2036	156,668
250,774	5.500%, 4/1/2036	260,103
168,886	5.500%, 5/1/2036	175,321
52,785	5.500%, 9/1/2036	54,686
173,922	5.500%, 8/1/2037	180,189
108,720	5.500%, 7/1/2038	112,735
320,239	5.500%, 4/1/2041	332,252
8,992,788	5.500%, 9/1/2052	9,048,033
7,288,206	5.500%, 11/1/2052	7,310,203
22,709,725	5.500%, 4/1/2053	22,913,107
2,605	6.000%, 1/1/2029	2,658

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 3,450	6.000%, 2/1/2029	$ 3,521
921	6.000%, 2/1/2029	936
2,414	6.000%, 4/1/2029	2,473
3,724	6.000%, 5/1/2029	3,814
2,162	6.000%, 5/1/2029	2,207
251,234	6.000%, 7/1/2034	262,796
153,983	6.000%, 11/1/2034	161,022
65,991	6.000%, 7/1/2036	69,449
15,776	6.000%, 7/1/2036	16,635
60,448	6.000%, 10/1/2037	63,701
9,743	6.000%, 6/1/2038	10,292
429,683	6.000%, 7/1/2038	452,987
35,575	6.000%, 9/1/2038	37,521
26,963	6.000%, 10/1/2038	28,454
260,322	6.000%, 2/1/2039	274,894
4,970,253	6.000%, 10/1/2053	5,051,920
40,212,763	6.000%, 12/1/2053	40,901,153
33,755,700	6.000%, 7/1/2054	34,407,394
5,450	6.500%, 9/1/2028	5,513
1,146	6.500%, 8/1/2029	1,182
3,231	6.500%, 6/1/2031	3,357
8,340	6.500%, 6/1/2031	8,636
1,281	6.500%, 6/1/2031	1,326
1,591	6.500%, 1/1/2032	1,643
16,360	6.500%, 3/1/2032	17,108
70,165	6.500%, 4/1/2032	73,320
11,629	6.500%, 5/1/2032	12,162
105,216	6.500%, 7/1/2036	111,512
2,053	6.500%, 8/1/2036	2,158
11,513	6.500%, 9/1/2036	12,243
15,637	6.500%, 12/1/2036	16,561
42,869	6.500%, 9/1/2037	45,686
169	6.500%, 12/1/2037	180
22,605	6.500%, 10/1/2038	24,086
11,948,195	6.500%, 10/1/2053	12,341,936
4,933	7.000%, 9/1/2031	5,163
1,324	7.000%, 9/1/2031	1,384
61,663	7.000%, 11/1/2031	65,113
4,332	7.000%, 12/1/2031	4,571
18,741	7.000%, 2/1/2032	19,749
19,662	7.000%, 3/1/2032	20,763
29,610	7.000%, 3/1/2032	30,950
3,852	7.000%, 4/1/2032	4,073
8,729	7.000%, 4/1/2032	9,147
82,919	7.000%, 4/1/2032	87,786
83,770	7.000%, 6/1/2037	90,596
3,490	7.500%, 9/1/2030	3,667
4,225	7.500%, 5/1/2031	4,457
1,082	7.500%, 6/1/2031	1,150
13,120	7.500%, 8/1/2031	13,926

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 20,859	7.500%, 1/1/2032	$ 21,602
370	7.500%, 6/1/2033	389
287	8.000%, 11/1/2029	295
	TOTAL	2,678,996,357
	Government National Mortgage Association—6.7%
34,809,204	3.000%, 9/20/2050	30,786,886
40,438,643	3.000%, 5/20/2052	35,841,646
582,968	3.500%, 8/15/2043	541,738
359,163	3.500%, 8/15/2043	333,838
6,357,726	3.500%, 3/20/2047	5,894,079
7,737,400	3.500%, 11/20/2047	7,158,631
15,864,501	3.500%, 5/20/2052	14,479,506
25,919,861	3.500%, 11/20/2052	23,760,293
507,336	4.000%, 9/15/2040	489,495
1,382,745	4.000%, 10/15/2040	1,335,819
657,496	4.000%, 1/15/2041	634,295
851,294	4.000%, 10/15/2041	820,753
2,801,121	4.000%, 6/15/2048	2,644,132
121,091	4.500%, 1/15/2039	119,712
85,756	4.500%, 6/15/2039	84,643
392,537	4.500%, 10/15/2039	387,176
148,799	4.500%, 1/15/2040	146,785
84,790	4.500%, 6/15/2040	83,601
59,380	4.500%, 9/15/2040	58,517
68,303	4.500%, 2/15/2041	67,350
432,329	4.500%, 3/15/2041	426,295
40,031	4.500%, 5/15/2041	39,420
1,436,840	4.500%, 6/20/2041	1,416,545
281,693	4.500%, 9/15/2041	277,378
282,001	4.500%, 10/15/2043	277,247
34,738,254	4.500%, 12/20/2053	33,351,621
234,168	5.000%, 1/15/2039	236,040
192,001	5.000%, 5/15/2039	193,551
263,349	5.000%, 8/20/2039	266,702
67,105,302	5.000%, 9/20/2053	66,184,718
86,462	5.500%, 12/15/2038	88,250
63,523	5.500%, 12/20/2038	65,448
121,565	5.500%, 1/15/2039	124,167
130,006	5.500%, 2/15/2039	132,802
25,258,735	5.500%, 7/20/2053	25,419,669
37,931,425	5.500%, 8/20/2053	38,196,808
33,276,658	5.500%, 9/20/2053	33,499,076
2,976	6.000%, 10/15/2028	3,022
2,938	6.000%, 3/15/2029	2,988
44,490	6.000%, 2/15/2036	46,043
41,488	6.000%, 4/15/2036	42,957
37,816	6.000%, 6/15/2037	39,162
35,456,377	6.000%, 6/20/2053	36,134,300
34,350,693	6.000%, 9/20/2054	34,884,029
5,990	6.500%, 10/15/2028	6,132

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 2,084		6.500%, 11/15/2028	$ 2,134
2,286		6.500%, 12/15/2028	2,340
1,422		6.500%, 2/15/2029	1,456
16,180		6.500%, 9/15/2031	16,585
38,209		6.500%, 2/15/2032	39,252
3,660		7.000%, 11/15/2027	3,699
3,019		7.000%, 6/15/2028	3,066
3,540		7.000%, 1/15/2029	3,593
4,198		7.000%, 5/15/2029	4,284
11,733		7.000%, 5/15/2030	11,972
9,142		7.000%, 11/15/2030	9,372
4,036		7.000%, 12/15/2030	4,115
6,209		7.000%, 8/15/2031	6,379
27,256		7.000%, 10/15/2031	28,048
7,652		7.000%, 12/15/2031	7,892
5,063		7.500%, 8/15/2029	5,234
22,791		7.500%, 10/15/2029	23,515
914		7.500%, 10/15/2030	947
4,258		7.500%, 1/15/2031	4,428
1,508		8.000%, 10/15/2029	1,549
5,160		8.000%, 11/15/2029	5,295
4,050		8.000%, 1/15/2030	4,151
1,949		8.000%, 10/15/2030	2,000
28,335		8.000%, 11/15/2030	29,209
2,084		8.500%, 5/15/2029	2,145
		TOTAL	397,245,925
	[1]	Uniform Mortgage-Backed Securities, TBA—15.4%
83,000,000		2.500%, 4/1/2055	69,019,688
30,000,000		3.000%, 4/1/2055	26,005,077
97,500,000		3.500%, 4/1/2055	87,955,666
50,000,000		3.500%, 4/20/2055	45,749,505
24,000,000		4.000%, 4/1/2055	22,375,313
50,000,000		4.000%, 4/20/2055	46,813,205
15,000,000		4.500%, 4/1/2055	14,354,883
50,000,000		4.500%, 4/20/2055	47,977,620
85,000,000		5.000%, 4/1/2055	83,309,962
225,000,000		5.500%, 4/1/2055	224,709,952
225,000,000		6.000%, 4/1/2055	228,515,625
19,250,000		6.000%, 4/20/2055	19,537,247
		TOTAL	916,323,743
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,674,860,109)	5,704,692,596
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.6%
	[2]	Federal Home Loan Mortgage Corporation—2.9%
9,053,805		REMIC, Series 4661, Class GF, 4.913% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	8,922,002
13,297,308		REMIC, Series 4944, Class F, 4.904% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	13,157,008
6,676,662		REMIC, Series 4988, Class KF, 4.804% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	6,604,449
12,322,394		REMIC, Series 5342, Class FB, 4.904% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	12,018,779
18,729,835		REMIC, Series 5393, Class HF, 6.274% (30-DAY AVERAGE SOFR +0.000%), 3/25/2054	18,731,318
8,453,711		REMIC, Series 5396, Class FQ, 6.318% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	8,428,439

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[2]	Federal Home Loan Mortgage Corporation—continued
$ 39,358,258		REMIC, Series 5400, Class FA, 6.068% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	$ 39,052,177
41,108,923		REMIC, Series 5428, Class JF, 5.439% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	41,102,596
28,093,610		REMIC, Series 5457, Class GF, 5.439% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	28,019,881
		TOTAL	176,036,649
	[2]	Federal National Mortgage Association—3.9%
2,314,336		REMIC, Series 2017-30, Class FA, 4.804% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	2,274,857
6,607,772		REMIC, Series 2019-34, Class FC, 4.854% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	6,532,816
11,133,399		REMIC, Series 2019-66, Class FA, 5.879% (30-DAY AVERAGE SOFR +0.564%), 11/25/2059	10,948,724
39,895,616		REMIC, Series 2023-42, Class FA, 4.754% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	39,033,495
20,002,776		REMIC, Series 2024-13, Class FA, 5.339% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	19,956,062
40,638,608		REMIC, Series 2024-15, Class FA, 5.552% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	40,601,432
41,451,380		REMIC, Series 2024-15, Class FB, 6.121% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	41,136,623
28,821,441		REMIC, Series 2024-22, Class FA, 5.239% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	28,723,750
12,538,452		REMIC, Series 2024-25, Class FA, 5.439% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	12,501,905
29,866,534		REMIC, Series 2024-40, Class FC, 5.239% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	29,709,469
		TOTAL	231,419,133
	[2]	Government National Mortgage Association—1.7%
6,140,378		REMIC, Series 2022-175, Class FA, 5.244% (30-DAY AVERAGE SOFR +0.000%), 10/20/2052	6,097,138
25,927,393		REMIC, Series 2023-35, Class FH, 4.894% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	25,546,103
4,590,182		REMIC, Series 2023-111, Class FD, 5.344% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	4,589,481
35,433,113		REMIC, Series 2023-117, Class F, 5.294% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	35,256,900
18,046,090		REMIC, Series 2024-59, Class MF, 5.444% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	18,014,348
10,941,894		REMIC, Series 2024-113, Class FJ, 4.894% (30-DAY AVERAGE SOFR +0.550%), 9/20/2053	10,827,884
		TOTAL	100,331,854
		Non-Agency Mortgage-Backed Securities—1.1%
415,289		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	234,353
32,068,135		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	28,287,604
26,840,331		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	22,797,507
5,742,259		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	4,877,331
5,126,513		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,352,730
96,844		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.985%, 8/25/2035	90,841
1,365,794		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,158,482
2,425,366		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,041,902
		TOTAL	63,840,750
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $571,975,503)	571,628,386
		ASSET-BACKED SECURITIES—2.0%
		Auto Receivables—0.4%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	20,960,464
		Single Family Rental Securities—1.3%
14,505,934		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	14,254,287
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	15,717,239
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	13,557,095
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,703,935
3,600,000		Progress Residential Trust 2023-SFR2, Class D, 4.500%, 10/17/2040	3,449,133
5,650,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2040	5,421,537
13,400,000		Progress Residential Trust 2024-SFR1, Class D, 3.750%, 2/17/2041	12,517,630
		TOTAL	79,620,856
		Student Loans—0.3%
2,337,544		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	2,161,334

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 4,874,967		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	$ 4,480,616
3,446,069		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	3,234,685
3,157,239	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 5.233% (CME Term SOFR 1 Month +0.914%), 2/15/2036	3,156,717
6,251,032	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.533% (CME Term SOFR 1 Month +1.214%), 7/15/2053	6,270,953
		TOTAL	19,304,305
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $120,111,581)	119,885,625
	[2]	AGENCY RISK TRANSFER SECURITIES—0.2%
2,122,898		FHLMC - STACR 2023-DNA1, Series 2023-DNA, Class M1A, 6.435% (30-DAY AVERAGE SOFR +2.100%), 3/25/2043	2,158,823
10,400,000		FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 7.435% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	10,789,560
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $12,522,898)	12,948,383
		INVESTMENT COMPANY—7.8%
460,839,193		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[3] (IDENTIFIED COST $460,839,193)	460,839,193
		TOTAL INVESTMENT IN SECURITIES—115.3% (IDENTIFIED COST $6,840,309,284)	6,869,994,183
		OTHER ASSETS AND LIABILITIES - NET—(15.3)%[4]	(910,720,507)
		NET ASSETS—100%	$5,959,273,676
At March 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	1,058	$219,187,845	June 2025	$1,080,578
United States Treasury Notes 5-Year Long Futures	866	$93,663,312	June 2025	$304,252
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,384,830
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$411,777,353
Purchases at Cost	$296,385,608
Proceeds from Sales	$(247,323,768)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2025	$460,839,193
Shares Held as of 3/31/2025	460,839,193
Dividend Income	$4,727,768

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions as of March 31, 2025.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$5,704,692,596	$—	$5,704,692,596
Collateralized Mortgage Obligations	—	571,628,386	—	571,628,386
Asset-Backed Securities	—	119,885,625	—	119,885,625
Agency Risk Transfer Securities	—	12,948,383	—	12,948,383
Investment Company	460,839,193	—	—	460,839,193
TOTAL SECURITIES	$460,839,193	$6,409,154,990	$—	$6,869,994,183
Other Financial Instruments:[1]
Assets	$1,384,830	$—	$—	$1,384,830

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk